UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2012




 [LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INCOME FUND
OCTOBER 31, 2012

                                                                      (Form N-Q)

48446-1212                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME FUND
October 31, 2012 (unaudited)

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (37.3%)

            CONSUMER DISCRETIONARY (2.0%)
            -----------------------------
            APPAREL RETAIL (0.3%)
$   1,995   Ascena Retail Group, Inc. (a)                      4.75%       6/14/2018     $    2,012
   10,000   Limited Brands, Inc.                               5.63        2/15/2022         10,838
                                                                                         ----------
                                                                                             12,850
                                                                                         ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
    4,000   Levi Strauss & Co. (a)                             2.46        4/04/2014          3,987
                                                                                         ----------
            AUTOMOTIVE RETAIL (0.1%)
    5,000   O'Reilly Automotive, Inc.                          4.63        9/15/2021          5,628
                                                                                         ----------
            BROADCASTING (0.3%)
   10,000   NBC Universal Media, LLC                           5.15        4/30/2020         11,995
                                                                                         ----------
            CABLE & SATELLITE (0.3%)
   10,000   Time Warner Cable, Inc.                            6.75        7/01/2018         12,675
                                                                                         ----------
            CASINOS & GAMING (0.2%)
    3,000   International Game Technology                      7.50        6/15/2019          3,589
    5,000   Marina District Finance Co., Inc.                  9.88        8/15/2018          5,087
                                                                                         ----------
                                                                                              8,676
                                                                                         ----------
            GENERAL MERCHANDISE STORES (0.1%)
    5,000   Dollar General Corp. (a)                           2.96        7/07/2014          5,032
                                                                                         ----------
            HOME FURNISHINGS (0.1%)
    5,000   Serta Simmons Holdings, LLC (a),(b)                5.17        9/19/2019          5,004
                                                                                         ----------
            HOTELS, RESORTS & CRUISE LINES (0.1%)
    5,328   Royal Caribbean Cruises Ltd.                       6.88       12/01/2013          5,621
                                                                                         ----------
            SPECIALTY STORES (0.4%)
    8,978   Harbor Freight Tools USA, Inc. (a)                 5.50       11/14/2017          9,054
    5,000   Staples, Inc.                                      9.75        1/15/2014          5,494
                                                                                         ----------
                                                                                             14,548
                                                                                         ----------
            Total Consumer Discretionary                                                     86,016
                                                                                         ----------
            CONSUMER STAPLES (1.6%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
    4,000   Bunge Ltd. Finance Co.                             8.50        6/15/2019          5,168
                                                                                         ----------
            DRUG RETAIL (0.5%)
    8,465   CVS Pass-Through Trust                             6.04       12/10/2028         10,115
    4,729   CVS Pass-Through Trust (c)                         7.51        1/10/2032          6,332
    4,915   CVS Pass-Through Trust (c)                         5.93        1/10/2034          6,015
                                                                                         ----------
                                                                                             22,462
                                                                                         ----------
            FOOD RETAIL (0.1%)
    5,000   Kroger Co.                                         5.50        2/01/2013          5,058
                                                                                         ----------

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1  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            PACKAGED FOODS & MEAT (0.5%)
$  10,000   General Mills, Inc.                                0.79% (d)   5/16/2014     $   10,047
   10,000   Kraft Foods Group, Inc. (c)                        3.50        6/06/2022         10,864
                                                                                         ----------
                                                                                             20,911
                                                                                         ----------
            PERSONAL PRODUCTS (0.1%)
    4,091   Prestige Brands, Inc. (a)                          5.28        1/31/2019          4,143
                                                                                         ----------
            SOFT DRINKS (0.2%)
    2,000   PepsiAmericas, Inc.                                4.50        3/15/2013          2,030
    5,000   PepsiCo, Inc.                                      7.90       11/01/2018          6,826
                                                                                         ----------
                                                                                              8,856
                                                                                         ----------
            TOBACCO (0.1%)
    5,000   Lorillard Tobacco Co.                              2.30        8/21/2017          5,063
                                                                                         ----------
            Total Consumer Staples                                                           71,661
                                                                                         ----------
            ENERGY (5.5%)
            -------------
            COAL & CONSUMABLE FUELS (0.2%)
    5,000   Peabody Energy Corp.                               6.00       11/15/2018          5,212
    4,000   Peabody Energy Corp.                               6.50        9/15/2020          4,260
                                                                                         ----------
                                                                                              9,472
                                                                                         ----------
            INTEGRATED OIL & GAS (0.4%)
    5,000   Hess Corp.                                         8.13        2/15/2019          6,672
   10,000   Phillips 66 (c)                                    2.95        5/01/2017         10,677
                                                                                         ----------
                                                                                             17,349
                                                                                         ----------
            OIL & GAS DRILLING (0.3%)
    5,000   Rowan Companies, Inc.                              7.88        8/01/2019          6,258
    5,000   Rowan Companies, Inc.                              4.88        6/01/2022          5,538
                                                                                         ----------
                                                                                             11,796
                                                                                         ----------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
    5,000   Baker Hughes, Inc.                                 7.50       11/15/2018          6,702
                                                                                         ----------
            OIL & GAS EXPLORATION & PRODUCTION (1.5%)
    5,000   Anadarko Petroleum Corp.                           5.95        9/15/2016          5,813
    5,000   Chesapeake Energy Corp.                            6.78        3/15/2019          5,019
   10,000   Chesapeake Energy Corp.                            6.13        2/15/2021         10,175
    4,000   EQT Corp.                                          8.13        6/01/2019          5,021
    5,000   Forest Oil Corp.                                   7.25        6/15/2019          5,100
    3,000   Newfield Exploration Co.                           5.75        1/30/2022          3,255
    5,000   Noble Energy, Inc.                                 8.25        3/01/2019          6,643
    6,500   Plains Exploration and Production Co. (a),(b)      4.08        9/13/2019          6,542
    5,000   QEP Resources, Inc.                                6.88        3/01/2021          5,725
    5,000   Samson Investment Co. (a)                          6.00        9/13/2018          5,053
    5,000   WPX Energy, Inc. (c)                               5.25        1/15/2017          5,363
                                                                                         ----------
                                                                                             63,709
                                                                                         ----------
            OIL & GAS REFINING & MARKETING (0.2%)
    5,000   Valero Energy Corp. (e)                            9.38        3/15/2019          6,882
                                                                                         ----------
            OIL & GAS STORAGE & TRANSPORTATION (2.8%)
    5,000   DCP Midstream, LLC (c)                             9.70       12/01/2013          5,448
    5,000   Enbridge Energy Partners, LP                       5.35       12/15/2014          5,441
    4,000   Enbridge Energy Partners, LP                       8.05       10/01/2037          4,575
    3,000   Energy Transfer Partners, LP                       9.00        4/15/2019          3,946
    7,000   Energy Transfer Partners, LP                       5.20        2/01/2022          8,050
   10,000   Enterprise Products Operating, LLC (e)             6.30        9/15/2017         12,274
    5,000   Enterprise Products Operating, LLC                 5.20        9/01/2020          6,048
    5,000   Enterprise Products Operating, LLC                 7.03        1/15/2068          5,719
    5,000   NGPL PipeCo, LLC                                   7.12       12/15/2017          5,387
   10,000   NuStar Logistics, LP                               7.90        4/15/2018         11,367
    5,000   Oneok Partners, LP                                 8.63        3/01/2019          6,656

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   5,000   Plains All American Pipeline, LP                   6.50%       5/01/2018     $    6,138
    3,000   Plains All American Pipeline, LP                   8.75        5/01/2019          4,073
   10,000   Sabine Pass LNG, LP                                7.50       11/30/2016         10,975
    5,000   Sunoco Logistics Partners Operations, LP           8.75        2/15/2014          5,422
   10,000   TC PipeLines, LP                                   4.65        6/15/2021         10,552
   10,000   Western Gas Partners, LP                           5.38        6/01/2021         11,542
                                                                                         ----------
                                                                                            123,613
                                                                                         ----------
            Total Energy                                                                    239,523
                                                                                         ----------
            FINANCIALS (15.0%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
   10,000   Bank of New York Mellon                            0.72 (d)    1/31/2014         10,035
    5,000   Bank of New York Mellon                            2.40        1/17/2017          5,280
   10,000   Bank of New York Mellon                            1.30        1/25/2018         10,033
    2,950   Mellon Funding Corp.                               0.58 (d)    5/15/2014          2,955
    7,225   State Street Capital Trust IV                      1.39 (d)    6/15/2037          5,569
    8,000   State Street Corp.                                 0.76 (d)    3/07/2014          8,019
                                                                                         ----------
                                                                                             41,891
                                                                                         ----------
            CONSUMER FINANCE (1.5%)
   10,000   American Express Credit Corp.                      1.22 (d)    6/24/2014         10,106
   10,000   American Honda Finance Corp. (c)                   7.63       10/01/2018         12,715
    5,000   Capital One Capital VI                             8.88        5/15/2040          5,154
   10,000   Capital One Financial Corp.                        4.75        7/15/2021         11,494
    5,000   Credit Acceptance Corp.                            9.13        2/01/2017          5,513
    5,000   Ford Motor Credit Co., LLC                         3.88        1/15/2015          5,215
    5,000   Ford Motor Credit Co., LLC                         4.25        2/03/2017          5,336
    5,000   Hillenbrand, Inc.                                  5.50        7/15/2020          5,541
    5,000   Toyota Motor Credit Corp.                          0.58 (d)   11/15/2012          5,000
                                                                                         ----------
                                                                                             66,074
                                                                                         ----------
            DIVERSIFIED BANKS (0.2%)
    7,000   HSBC USA, Inc.                                     2.38        2/13/2015          7,244
                                                                                         ----------
            INVESTMENT BANKING & BROKERAGE (0.2%)
   10,000   Morgan Stanley                                     4.88       11/01/2022         10,129
                                                                                         ----------
            LIFE & HEALTH INSURANCE (2.8%)
   10,000   Forethought Financial Group (c)                    8.63        4/15/2021         12,733
    5,000   Great-West Life & Annuity Insurance Co. (c)        7.15        5/16/2046          5,185
   10,000   Lincoln National Corp.                             4.20        3/15/2022         10,586
    5,000   Lincoln National Corp.                             7.00        5/17/2066          5,150
   15,000   Met Life Global Funding I (c)                      0.80 (d)   12/12/2013         15,031
   10,000   Metlife, Inc.                                      4.13        8/13/2042         10,165
   10,000   New York Life Global Funding (c)                   0.61 (d)    4/04/2014         10,026
   10,000   New York Life Global Funding (c)                   1.30        1/12/2015         10,154
    4,000   Ohio National Financial Services, Inc. (c)         6.38        4/30/2020          4,589
    5,000   Ohio National Financial Services, Inc. (c)         6.63        5/01/2031          5,605
   10,000   Primerica, Inc.                                    4.75        7/15/2022         11,071
    5,000   Prudential Holdings, LLC (c)                       7.25       12/18/2023          6,156
   15,700   Stancorp Financial Group                           5.00        8/15/2022         16,427
                                                                                         ----------
                                                                                            122,878
                                                                                         ----------
            MULTI-LINE INSURANCE (0.6%)
   16,000   Glen Meadow (c)                                    6.51        2/12/2067         14,720
    5,000   HCC Insurance Holdings, Inc.                       6.30       11/15/2019          5,913
    4,000   Nationwide Mutual Insurance Co. (c)                5.81       12/15/2024          3,845
                                                                                         ----------
                                                                                             24,478
                                                                                         ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
    1,509   Bank of America Corp.                              5.63       10/14/2016          1,722
    5,000   Bank of America Corp.                              6.10        6/15/2017          5,753
    6,000   Bank of America Corp.                              8.00                -(f)       6,690
   10,000   Citigroup, Inc.                                    4.45        1/10/2017         11,058

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3  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$  15,000   GECC/LJ VP Holdings, LLC                           3.80%       6/18/2019     $   16,031
    5,000   General Electric Capital Corp.                     6.25       12/15/2049          5,474
    9,000   General Electric Capital Corp.                     6.38       11/15/2067          9,653
   10,000   ILFC E-Capital Trust I (c)                         4.52 (d)   12/21/2065          7,150
    3,000   JPMorgan Chase & Co.                               7.90                -(f)       3,468
    2,610   JPMorgan Chase Bank NA                             6.00       10/01/2017          3,090
                                                                                         ----------
                                                                                             70,089
                                                                                         ----------
            PROPERTY & CASUALTY INSURANCE (1.5%)
    1,000   Assured Guaranty U.S. Holdings, Inc.               6.40       12/15/2066            845
   15,000   Berkshire Hathaway Finance Corp.                   4.85        1/15/2015         16,396
   15,000   Chubb Corp.                                        6.38        3/29/2067         16,350
   10,000   Ironshore Holdings, Inc. (c)                       8.50        5/15/2020         11,284
   14,538   Progressive Corp.                                  6.70        6/15/2037         15,901
    5,000   Travelers Companies, Inc.                          6.25        3/15/2037          5,300
                                                                                         ----------
                                                                                             66,076
                                                                                         ----------
            REGIONAL BANKS (1.2%)
   10,000   BB&T Corp.                                         1.01 (d)    4/28/2014         10,076
    5,000   Chittenden Corp.                                   1.12 (d)    2/14/2017          4,934
    3,500   First Maryland Capital Trust I                     1.34 (d)    1/15/2027          2,836
   10,000   First Niagara Financial Group, Inc.                7.25       12/15/2021         11,677
    5,413   PNC Funding Corp.                                  5.63        2/01/2017          6,295
    5,000   Susquehanna Bancshares                             5.38        8/15/2022          5,359
   10,000   TCF National Bank                                  6.25        6/08/2022          9,835
                                                                                         ----------
                                                                                             51,012
                                                                                         ----------
            REINSURANCE (0.2%)
   10,000   Alterra Finance, LLC                               6.25        9/30/2020         11,110
                                                                                         ----------
            REITs - DIVERSIFIED (0.3%)
    5,000   Liberty Property, LP                               6.63       10/01/2017          6,026
    5,000   Washington Real Estate Investment Trust            3.95       10/15/2022          5,267
                                                                                         ----------
                                                                                             11,293
                                                                                         ----------
            REITs - INDUSTRIAL (0.3%)
    5,000   AMB Property, LP                                   6.30        6/01/2013          5,135
    5,000   ProLogis, Inc.                                     7.38       10/30/2019          6,225
                                                                                         ----------
                                                                                             11,360
                                                                                         ----------
            REITs - OFFICE (1.4%)
    5,000   Alexandria Real Estate Equities, Inc.              4.60        4/01/2022          5,423
    5,000   BioMed Realty, LP                                  3.85        4/15/2016          5,269
    5,000   BioMed Realty, LP (c)                              6.13        4/15/2020          5,857
   10,000   Boston Properties, LP                              5.88       10/15/2019         12,026
    5,000   Boston Properties, LP                              3.85        2/01/2023          5,404
    5,000   HRPT Properties Trust                              5.75       11/01/2015          5,364
    1,681   Mack-Cali Realty, LP                               5.80        1/15/2016          1,848
    3,000   Mack-Cali Realty, LP                               7.75        8/15/2019          3,740
    6,000   Reckson Operating Partnership, LP                  5.88        8/15/2014          6,349
   10,000   Wells Operating Partnership II, LP                 5.88        4/01/2018         10,438
                                                                                         ----------
                                                                                             61,718
                                                                                         ----------
            REITS - RESIDENTIAL (0.4%)
    3,342   Camden Property Trust                              5.88       11/30/2012          3,354
    6,008   ERP Operating, LP                                  5.20        4/01/2013          6,115
    7,000   UDR, Inc.                                          4.63        1/10/2022          7,821
                                                                                         ----------
                                                                                             17,290
                                                                                         ----------
            REITs - RETAIL (1.1%)
    2,500   Developers Diversified Realty Corp.                7.50        7/15/2018          3,109
   10,000   Equity One, Inc.                                   6.25       12/15/2014         11,418
    3,000   Federal Realty Investment Trust                    5.90        4/01/2020          3,616
    7,000   Federal Realty Investment Trust                    3.00        8/01/2022          7,022
    5,000   National Retail Properties, Inc.                   6.88       10/15/2017          6,053
    2,000   Regency Centers, LP                                6.00        6/15/2020          2,389

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$  10,000   Simon Property Group, LP                           4.13%      12/01/2021     $   11,253
    5,000   Weingarten Realty Investors                        4.86        1/15/2014          5,203
                                                                                         ----------
                                                                                             50,063
                                                                                         ----------
            REITs - SPECIALIZED (0.7%)
    4,000   Entertainment Properties Trust                     7.75        7/15/2020          4,664
   10,000   Health Care REIT, Inc.                             6.13        4/15/2020         11,785
    5,000   Nationwide Health Properties, Inc.                 6.25        2/01/2013          5,065
   10,000   Ventas Realty, LP                                  4.00        4/30/2019         10,813
                                                                                         ----------
                                                                                             32,327
                                                                                         ----------
            Total Financials                                                                655,032
                                                                                         ----------
            HEALTH CARE (1.3%)
            ------------------
            HEALTH CARE SERVICES (0.3%)
   10,000   Aristotle Holding, Inc. (c)                        2.10        2/12/2015         10,234
                                                                                         ----------
            LIFE SCIENCES TOOLS & SERVICES (0.3%)
   10,065   Thermo Fisher Scientific                           3.60        8/15/2021         10,940
    2,500   Thermo Fisher Scientific                           5.00        6/01/2015          2,749
                                                                                         ----------
                                                                                             13,689
                                                                                         ----------
            MANAGED HEALTH CARE (0.1%)
    5,000   Highmark, Inc. (c)                                 6.80        8/15/2013          5,165
                                                                                         ----------
            PHARMACEUTICALS (0.6%)
   10,000   Genentech, Inc.                                    4.75        7/15/2015         11,066
    4,000   Hospira, Inc.                                      6.40        5/15/2015          4,478
    5,000   Mylan, Inc. (c)                                    7.88        7/15/2020          5,669
    5,000   Roche Holdings, Inc. (c)                           6.00        3/01/2019          6,297
                                                                                         ----------
                                                                                             27,510
                                                                                         ----------
            Total Health Care                                                                56,598
                                                                                         ----------
            INDUSTRIALS (3.8%)
            ------------------
            AEROSPACE & DEFENSE (0.3%)
   15,000   United Technologies Corp.                          0.69 (d)   12/02/2013         15,061
                                                                                         ----------
            AIRLINES (0.7%)
    2,960   America West Airlines, Inc. Pass-Through Trust     6.87        1/02/2017          3,079
    2,145   American Airlines, Inc. Pass-Through Trust        10.38        7/02/2019          2,273
    4,287   Continental Airlines, Inc. Pass-Through Trust      9.00        7/08/2016          4,962
   10,000   Continental Airlines, Inc. Pass-Through Trust      4.15        4/11/2024         10,450
    5,000   Continental Airlines, Inc. Pass-Through Trust      4.00       10/29/2024          5,200
    4,516   US Airways Group, Inc. Pass-Through Trust          6.25        4/22/2023          4,832
                                                                                         ----------
                                                                                             30,796
                                                                                         ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY
              TRUCKS (1.1%)
    6,000   Caterpillar, Inc.                                  0.53 (d)   11/21/2012          6,001
   10,000   John Deere Capital Corp. (e)                       5.10        1/15/2013         10,094
   10,000   John Deere Capital Corp.                           0.49 (d)    7/15/2013         10,018
    5,000   John Deere Capital Corp.                           0.64 (d)    3/03/2014          5,016
    3,000   Paccar Financial Corp.                             0.66 (d)    6/05/2014          3,011
    5,000   Paccar, Inc.                                       6.88        2/15/2014          5,398
    6,720   Terex Corp. (a)                                    4.50        4/28/2017          6,789
                                                                                         ----------
                                                                                             46,327
                                                                                         ----------
            INDUSTRIAL CONGLOMERATES (0.5%)
   10,000   Danaher Corp. (e)                                  5.63        1/15/2018         12,004
    9,906   Tomkins, LLC (a)                                   4.25        9/29/2016          9,975
                                                                                         ----------
                                                                                             21,979
                                                                                         ----------
            INDUSTRIAL MACHINERY (0.0%)
    1,500   SPX Corp.                                          6.88        9/01/2017         1,695
                                                                                        ----------

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5  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            OFFICE SERVICES & SUPPLIES (0.0%)
$     746   ACCO Brands Corp. (a)                              4.25%       4/30/2019     $      754
                                                                                         ----------
            RAILROADS (0.6%)
    2,058   CSX Transportation, Inc.                           9.75        6/15/2020          2,952
    2,842   Norfolk Southern Railway Co. (e)                   9.75        6/15/2020          4,057
   10,000   TTX Co. (c)                                        5.40        2/15/2016         11,061
    5,000   Union Pacific Corp.                                7.88        1/15/2019          6,580
                                                                                         ----------
                                                                                             24,650
                                                                                         ----------
            TRADING COMPANIES & DISTRIBUTORS (0.3%)
   10,000   UR Financing Escrow Corp. (c)                      5.75        7/15/2018         10,787
                                                                                         ----------
            TRUCKING (0.3%)
    3,000   ERAC USA Finance Co. (c)                           6.38       10/15/2017          3,664
    5,000   ERAC USA Finance, LLC (c)                          3.30       10/15/2022          5,059
    5,000   Penske Truck Leasing Co., LP / PTL Finance
                  Corp. (c)                                    3.38        3/15/2018          4,984
                                                                                         ----------
                                                                                             13,707
                                                                                         ----------
            Total Industrials                                                               165,756
                                                                                         ----------

            INFORMATION TECHNOLOGY (0.8%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.4%)
   10,000   Cisco Systems, Inc.                                0.64 (d)    3/14/2014         10,043
    5,000   Harris Corp.                                       5.95       12/01/2017          5,911
                                                                                         ----------
                                                                                             15,954
                                                                                         ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    5,000   FLIR Systems, Inc.                                 3.75        9/01/2016          5,118
                                                                                         ----------
            IT CONSULTING & OTHER SERVICES (0.1%)
    5,000   IBM Corp.                                          7.63       10/15/2018          6,790
                                                                                         ----------
            OFFICE ELECTRONICS (0.2%)
    7,000   Xerox Corp.                                        1.26 (d)    5/16/2014          6,994
                                                                                         ----------
            Total Information Technology                                                     34,856
                                                                                         ----------

            MATERIALS (2.0%)
            ----------------
            CONSTRUCTION MATERIALS (0.2%)
    7,000   Lafarge North America, Inc.                        6.88        7/15/2013          7,184
                                                                                         ----------
            DIVERSIFIED CHEMICALS (0.1%)
    5,000   Dow Chemical Co. (e)                               7.60        5/15/2014          5,514
                                                                                         ----------
            METAL & GLASS CONTAINERS (0.4%)
    3,000   Ball Corp.                                         5.00        3/15/2022          3,180
    3,883   Greif, Inc.                                        6.75        2/01/2017          4,300
   10,000   Reynolds Group Holdings, Inc. (a)                  4.75        9/20/2018         10,054
                                                                                         ----------
                                                                                             17,534
                                                                                         ----------
            PAPER PACKAGING (0.2%)
   10,000   Sealed Air Corp. (c)                               6.88        7/15/2033          9,450
                                                                                         ----------
            PAPER PRODUCTS (0.3%)
    2,000   Clearwater Paper Corp.                             7.13       11/01/2018          2,191
   10,000   International Paper Co. (e)                        7.40        6/15/2014         10,921
                                                                                         ----------
                                                                                             13,112
                                                                                         ----------
            SPECIALTY CHEMICALS (0.7%)
    5,000   Cytec Industries, Inc.                             8.95        7/01/2017          6,200
    5,000   Lubrizol Corp.                                     8.88        2/01/2019          7,060
   15,000   RPM International, Inc.                            6.13       10/15/2019         17,752
                                                                                         ----------
                                                                                             31,012
                                                                                         ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            STEEL (0.1%)
$   5,000   Allegheny Technologies, Inc.                       9.38%       6/01/2019          6,403
                                                                                       ------------
            Total Materials                                                                  90,209
                                                                                       ------------
            TELECOMMUNICATION SERVICES (1.1%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
   10,000   CenturyLink, Inc.                                  5.80        3/15/2022         10,545
    8,409   Frontier Communications Corp.                      7.88        1/15/2027          8,514
    5,000   Qwest Communications International                 7.13        4/01/2018          5,300
    5,000   Qwest Corp.                                        6.75       12/01/2021          5,991
                                                                                       ------------
                                                                                             30,350
                                                                                       ------------
            WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   10,000   Crown Castle International Corp. (c)               5.25        1/15/2023         10,388
    5,000   Verizon Wireless Capital, LLC                      8.50       11/15/2018          6,978
                                                                                       ------------
                                                                                             17,366
                                                                                       ------------
            Total Telecommunication Services                                                 47,716
                                                                                       ------------
            UTILITIES (4.2%)
            ----------------
            ELECTRIC UTILITIES (2.0%)
    5,000   Ameren Illinois Power Co.                          9.75       11/15/2018          6,952
    5,000   Cleveland Electric Illuminating Co.                8.88       11/15/2018          6,710
    3,500   Duquesne Light Holdings, Inc. (c)                  5.90       12/01/2021          4,190
    1,002   FPL Energy American Wind (c)                       6.64        6/20/2023            955
    5,000   FPL Group Capital, Inc.                            0.84 (d)   11/09/2012          5,000
    5,000   FPL Group Capital, Inc.                            7.30        9/01/2067          5,543
    5,000   Gulf Power Co.                                     4.90       10/01/2014          5,245
    5,000   Nevada Power Co.                                   7.13        3/15/2019          6,554
    5,000   Oglethorpe Power Corp.                             6.10        3/15/2019          6,198
    5,000   Otter Tail Corp.                                   9.00       12/15/2016          5,813
   20,000   PPL Capital Funding, Inc.                          6.70        3/30/2067         21,095
    5,000   Southern California Edison Co.                     6.25                -(f)       5,520
    5,307   Tristate General & Transport Association (c)       6.04        1/31/2018          5,814
                                                                                       ------------
                                                                                             85,589
                                                                                       ------------
            GAS UTILITIES (1.3%)
    8,000   AGL Capital Corp.                                  6.38        7/15/2016          9,479
    4,000   Atmos Energy Corp.                                 8.50        3/15/2019          5,317
   10,000   Florida Gas Transmission Co. (c)                   5.45        7/15/2020         11,739
    8,000   Gulfstream Natural Gas System, LLC (c)             5.56       11/01/2015          8,920
   10,000   National Fuel Gas Co.                              4.90       12/01/2021         11,297
    5,000   Questar Pipeline Co.                               5.83        2/01/2018          5,896
    5,000   Southern Star Central Gas Pipeline, Inc. (c)       6.00        6/01/2016          5,566
                                                                                       ------------
                                                                                             58,214
                                                                                       ------------
            MULTI-UTILITIES (0.8%)
    5,000   Black Hills Corp.                                  9.00        5/15/2014          5,563
    5,000   Black Hills Corp.                                  5.88        7/15/2020          5,901
    5,000   NiSource, Inc.                                    10.75        3/15/2016          6,310
    5,000   Northwestern Corp.                                 6.34        4/01/2019          6,261
    5,000   Puget Sound Energy, Inc.                           6.97        6/01/2067          5,279
    5,000   South Carolina Electric & Gas Co.                  5.30        5/15/2033          5,944
                                                                                       ------------
                                                                                             35,258
                                                                                       ------------
            WATER UTILITIES (0.1%)
    5,475   American Water Capital Corp.                       6.09       10/15/2017          6,497
                                                                                       ------------
            Total Utilities                                                                 185,558
                                                                                       ------------
            Total Corporate Obligations (cost: $1,477,184)                                1,632,925
                                                                                       ------------

================================================================================

7  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            EURODOLLAR AND YANKEE OBLIGATIONS (19.7%)

            CONSUMER DISCRETIONARY (0.2%)
            -----------------------------
            PUBLISHING (0.2%)
$   7,000   Pearson Funding Four plc (c)                       3.75%       5/08/2022     $    7,378
                                                                                         ----------
            CONSUMER STAPLES (0.5%)
            -----------------------
            BREWERS (0.2%)
   10,000   SABMiller plc (c)                                  2.45        1/15/2017         10,493
                                                                                         ----------
            DISTILLERS & VINTNERS (0.3%)
   10,000   Pernod Ricard SA (c)                               4.25        7/15/2022         11,124
                                                                                         ----------
            Total Consumer Staples                                                           21,617
                                                                                         ----------
            ENERGY (2.0%)
            -------------
            INTEGRATED OIL & GAS (0.4%)
    4,000   Husky Energy, Inc.                                 7.25       12/15/2019          5,212
   10,000   Shell International Finance B.V.                   3.63        8/21/2042         10,402
                                                                                         ----------
                                                                                             15,614
                                                                                         ----------
            OIL & GAS DRILLING (0.5%)
    3,000   Nabors Industries, Inc.                            9.25        1/15/2019          4,030
   10,000   Noble Holding International Ltd.                   4.90        8/01/2020         11,519
    5,000   Transocean, Inc.                                   5.25        3/15/2013          5,073
                                                                                         ----------
                                                                                             20,622
                                                                                         ----------
            OIL & GAS EQUIPMENT & SERVICES (0.3%)
    5,000   Weatherford Bermuda                                4.50        4/15/2022          5,333
    5,000   Weatherford International Ltd.                     9.63        3/01/2019          6,632
                                                                                         ----------
                                                                                             11,965
                                                                                         ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    5,000   Canadian Natural Resources Ltd.                    5.70        5/15/2017          5,972
    3,500   Talisman Energy, Inc.                              7.75        6/01/2019          4,521
   10,000   Woodside Finance Ltd. (c)                          8.75        3/01/2019         13,400
                                                                                         ----------
                                                                                             23,893
                                                                                         ----------
            OIL & GAS REFINING & MARKETING (0.2%)
    5,000   GS Caltex Corp.                                    7.25        7/02/2013          5,211
    5,000   GS Caltex Corp. (c)                                5.50       10/15/2015          5,548
                                                                                         ----------
                                                                                             10,759
                                                                                         ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    3,924   TransCanada Pipelines Ltd.                         6.35        5/15/2067          4,221
                                                                                         ----------
            Total Energy                                                                     87,074
                                                                                         ----------

            FINANCIALS (11.4%)
            ------------------
            CONSUMER FINANCE (0.4%)
    8,000   Daimler Finance N.A., LLC (c)                      1.13 (d)    4/10/2014          8,031
    5,000   Daimler Finance N.A., LLC (c),(e)                  1.65        4/10/2015          5,074
    5,000   Daimler Finance N.A., LLC                          2.25        7/31/2019          5,012
                                                                                         ----------
                                                                                             18,117
                                                                                         ----------
            DIVERSIFIED BANKS (7.1%)
   10,000   Banco Santander Chile (c)                          2.44 (d)    2/14/2014          9,864
    6,000   Banco Santander Chile (c)                          5.38       12/09/2014          6,432
    7,000   Bank of Montreal                                   0.78 (d)    4/29/2014          7,043
   10,000   Bank of Montreal (c)                               2.85        6/09/2015         10,601
   10,000   Bank of Montreal                                   2.50        1/11/2017         10,537
   10,000   Bank of Nova Scotia                                0.86 (d)    2/27/2014         10,028

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$  10,000   Bank of Nova Scotia                                1.85%       1/12/2015     $   10,269
    5,000   Barclays Bank plc (c)                              6.05       12/04/2017          5,485
    5,000   BNP Paribas (c)                                    7.20                -(f)       4,950
    5,000   Canadian Imperial Bank (c)                         2.00        2/04/2013          5,021
    4,870   Canadian Imperial Bank (c)                         7.26        4/10/2032          6,053
   10,000   Commonwealth Bank of Australia                     1.14 (d)    6/14/2013         10,050
   10,000   Commonwealth Bank of Australia (c)                 1.12 (d)    3/17/2014         10,064
   10,000   Commonwealth Bank of Australia                     1.95        3/16/2015         10,281
   15,000   DNB Bank ASA (c)                                   3.20        4/03/2017         15,835
   10,000   DNB Nor Boligkreditt AS (c)                        2.90        3/29/2016         10,679
   25,000   HSBC Bank plc                                      1.00 (d)            -(f)      12,500
   10,000   LBG Capital No.1 plc                               8.00                -(f)       9,645
    5,000   Lloyds TSB Bank plc                                4.20        3/28/2017          5,534
    5,000   National Australia Bank                            2.00        3/09/2015          5,159
   10,000   National Australia Bank Ltd. (c)                   1.07 (d)    4/11/2014         10,063
    5,000   National Australia Bank Ltd. (c)                   1.26 (d)    7/25/2014          5,055
   15,000   Nordea Bank AB (c)                                 5.25       11/30/2012         15,041
    5,000   Nordea Bank AB (c)                                 1.24 (d)    1/14/2014          5,027
    5,000   Nordea Bank AB (c)                                 2.25        3/20/2015          5,124
   10,000   Rabobank Group                                     3.38        1/19/2017         10,766
   10,000   Rabobank Nederland Utrect                          3.88        2/08/2022         10,836
   10,000   Royal Bank of Canada                               1.01 (d)   10/30/2014         10,104
   10,000   Stadshypotek AB (c)                                0.91 (d)    9/30/2013         10,022
    2,500   Standard Chartered Bank (c)                        6.40        9/26/2017          2,932
   10,000   Sumitomo Mitsui Banking Corp. (c)                  1.27 (d)    7/22/2014         10,088
   10,000   Swedbank Hypotek AB (c)                            0.81 (d)    3/28/2014         10,000
   10,000   Westpac Banking Corp. (c)                          1.56 (d)    1/30/2014         10,117
   10,000   Westpac Banking Corp. (c)                          1.09 (d)    3/31/2014         10,063
   10,000   Westpac Banking Corp. (c)                          2.45       11/28/2016         10,555
                                                                                         ----------
                                                                                            311,823
                                                                                         ----------
            DIVERSIFIED CAPITAL MARKETS (0.5%)
    5,000   Credit Suisse Group, AG                            5.50        5/01/2014          5,333
    4,000   Credit Suisse Guernsey (c)                         1.63        3/06/2015          4,072
   10,000   UBS AG London (c),(e)                              1.88        1/23/2015         10,191
                                                                                         ----------
                                                                                             19,596
                                                                                         ----------
            MULTI-LINE INSURANCE (0.8%)
   19,300   Oil Insurance Ltd. (c)                             3.34 (d)            -(f)      17,323
   15,000   ZFS Finance USA Trust II (c)                       6.45       12/15/2065         16,200
                                                                                         ----------
                                                                                             33,523
                                                                                         ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
   15,000   ING Bank N.V. (c)                                  3.75        3/07/2017         15,899
    5,000   ING Capital Funding Trust III                      3.96 (d)            -(f)       4,716
   20,000   KFW                                                0.47 (d)    3/13/2015         20,006
                                                                                         ----------
                                                                                             40,621
                                                                                         ----------
            PROPERTY & CASUALTY INSURANCE (0.7%)
    5,000   Catlin Insurance Co. Ltd. (c)                      7.25                -(f)       5,087
   20,000   QBE Capital Funding III, LP (c)                    7.25        5/24/2041         20,933
    5,000   XL Capital Ltd.                                    6.50                -(f)       4,663
                                                                                         ----------
                                                                                             30,683
                                                                                         ----------
            REGIONAL BANKS (0.8%)
    5,000   Glitnir Banki hf, acquired 9/20/2007; cost
               $4,991(c),(g),(h)                               6.38        9/25/2012          1,481
    5,000   Kaupthing Bank hf, acquired 6/22/2006; cost
               $4,942(c),(g),(h),(i)                           7.13        5/19/2016             --
   10,000   RBS Citizens Financial Group, Inc. (c)             4.15        9/28/2022         10,072
   10,000   Toronto Dominion Bank                              0.49 (d)    7/26/2013         10,018
    2,500   Toronto Dominion Bank                              0.64 (d)    7/14/2014          2,513
   10,000   Vestjysk Bank A/S (NBGA)(c)                        0.94 (d)    6/17/2013         10,024
                                                                                         ----------
                                                                                             34,108
                                                                                         ----------

================================================================================

9  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            REITs - RETAIL (0.2%)
$  10,000   Westfield Capital Corp. (c)                        5.13%      11/15/2014     $   10,772
                                                                                         ----------
            Total Financials                                                                499,243
                                                                                         ----------
            GOVERNMENT (1.0%)
            -----------------
            FOREIGN GOVERNMENT (1.0%)
   10,000   Arbejdernes Landsbank (NBGA)(c)                    0.90 (d)    7/09/2013         10,024
   25,000   Region of Lombardy (e)                             5.80       10/25/2032         20,850
   10,000   Republic of Poland                                 5.25        1/15/2014         10,553
                                                                                         ----------
                                                                                             41,427
                                                                                         ----------
            Total Government                                                                 41,427
                                                                                         ----------
            HEALTH CARE (0.5%)
            ------------------
            PHARMACEUTICALS (0.5%)
    5,000   Teva Pharmaceutical Finance III B.V.               0.88 (d)    3/21/2014          5,031
    5,000   Teva Pharmaceutical Finance Co. B.V.               1.34 (d)   11/08/2013          5,040
   10,000   Valeant Pharmaceuticals International, Inc.
                  (a),(b)                                      4.25        2/13/2019         10,056
                                                                                         ----------
                                                                                             20,127
                                                                                         ----------
            Total Health Care                                                                20,127
                                                                                         ----------
            INDUSTRIALS (1.0%)
            ------------------
            AIR FREIGHT & LOGISTICS (0.2%)
   10,000   Sydney Airport Finance Co. Pty. Ltd. (c)           3.90        3/22/2023         10,205
                                                                                         ----------
            AIRPORT SERVICES (0.3%)
   10,000   BAA Funding Ltd. (c)                               4.88        7/15/2021         10,994
                                                                                         ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY
               TRUCKS (0.2%)
   10,000   CNH Capital LLC (c)                                3.88       11/01/2015         10,275
                                                                                         ----------
            INDUSTRIAL CONGLOMERATES (0.2%)
    7,000   Smiths Group plc (c)                               3.63       10/12/2022          7,155
                                                                                         ----------
            INDUSTRIAL MACHINERY (0.1%)
    1,500   Ingersoll-Rand Co.                                 9.00        8/15/2021          2,009
    3,000   Ingersoll-Rand GL Holding Co.                      9.50        4/15/2014          3,361
                                                                                         ----------
                                                                                              5,370
                                                                                         ----------
            Total Industrials                                                                43,999
                                                                                         ----------
            INFORMATION TECHNOLOGY (0.3%)
            -----------------------------
            SEMICONDUCTORS (0.3%)
   12,500   NXP BV/NXP Funding, LLC (c)                        9.75        8/01/2018         14,656
                                                                                         ----------
            MATERIALS (2.4%)
            ----------------
            CONSTRUCTION MATERIALS (0.5%)
   10,000   CRH America, Inc.                                  6.00        9/30/2016         11,218
   10,000   Holcim US Finance                                  6.00       12/30/2019         11,226
                                                                                         ----------
                                                                                             22,444
                                                                                         ----------
            DIVERSIFIED METALS & MINING (0.6%)
    5,000   Anglo American Capital plc (c)                     2.63        9/27/2017          5,017
    5,000   Glencore Funding, LLC (c)                          6.00        4/15/2014          5,238
    3,000   Noranda, Inc.                                      6.00       10/15/2015          3,350
    5,000   Rio Tinto Finance (USA) Ltd.                       9.00        5/01/2019          6,874
    2,034   Xstrata Canada Corp.                               5.38        6/01/2015          2,213
    5,000   Xstrata Finance Canada Ltd. (c)                    2.85       11/10/2014          5,132
                                                                                         ----------
                                                                                             27,824
                                                                                         ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
$   8,000   Yara International ASA (c)                         5.25%      12/15/2014     $    8,610
    2,000   Yara International ASA (c)                         7.88        6/11/2019          2,544
                                                                                         ----------
                                                                                             11,154
                                                                                         ----------
            GOLD (0.3%)
   10,000   Barrick NA Finance, LLC                            6.80        9/15/2018         12,380
                                                                                         ----------
            METAL & GLASS CONTAINERS (0.2%)
   10,000   Ardagh Packaging Finance plc (c)                   7.38       10/15/2017         10,800
                                                                                         ----------
            PAPER PRODUCTS (0.1%)
    5,000   Mercer International, Inc.                         9.50       12/01/2017          5,350
                                                                                         ----------
            STEEL (0.4%)
    1,000   Aperam (c)                                         7.38        4/01/2016            875
    5,000   ArcelorMittal                                      9.50        2/15/2015          5,553
   10,000   ArcelorMittal                                      6.75        2/25/2022          9,841
                                                                                         ----------
                                                                                             16,269
                                                                                         ----------
            Total Materials                                                                 106,221
                                                                                         ----------
            UTILITIES (0.4%)
            ----------------
            INDEPENDENT POWER PRODUCERS & ENERGY
               TRADERS (0.3%)
   10,200   Transalta Corp.                                    6.65        5/15/2018         11,725
                                                                                         ----------
            MULTI-UTILITIES (0.1%)
    5,000   Veolia Environnement                               6.00        6/01/2018          5,893
                                                                                         ----------
            Total Utilities                                                                  17,618
                                                                                         ----------
            Total Eurodollar and Yankee Obligations
              (cost: $824,020)                                                              859,360
                                                                                         ----------
            ASSET-BACKED SECURITIES (5.9%)

            ASSET-BACKED FINANCING (5.9%)
    3,613   Access Group, Inc.                                 0.58 (d)    4/25/2029          3,397
    4,000   AESOP Funding II, LLC                              5.68        2/20/2014          4,037
   10,000   AESOP Funding II, LLC (c)                          3.41       11/20/2016         10,763
    2,842   AmeriCredit Automobile Receivables Trust           3.72       11/17/2014          2,870
    3,100   AmeriCredit Automobile Receivables Trust           2.76        5/09/2016          3,191
    6,000   AmeriCredit Automobile Receivables Trust           4.20       11/08/2016          6,320
    4,024   Ari Fleet Lease Trust (c)                          0.76 (d)    3/15/2020          4,037
    3,000   Arkle Master Issuer plc (c),(e)                    1.83 (d)    5/17/2060          3,029
   10,000   Arran Residential Mortgages Funding plc (c)        1.88 (d)   11/19/2047         10,211
   15,000   Bank of America Credit Card Trust                  4.96 (d)    3/15/2016         15,621
    5,000   Bank One Issuance Trust                            1.01 (d)    2/15/2017          5,011
    2,360   Centre Point Funding, LLC (c)                      5.43        7/20/2015          2,471
    6,000   CIT Equipment Collateral (c)                       1.43        8/22/2016          6,020
    2,000   CIT Equipment Collateral (c)                       2.29        8/22/2016          2,012
    5,000   Citibank Credit Card Issuance Trust                5.10       11/20/2017          5,679
    2,000   Citibank Credit Card Issuance Trust                5.35        2/07/2020          2,428
    7,085   Enterprise Fleet Financing, LLC (c)                1.44       10/20/2016          7,108
    9,120   Enterprise Fleet Financing, LLC (c)                1.62        5/20/2017          9,192
    5,000   Enterprise Fleet Financing, LLC                    1.14       11/20/2017          5,031
    8,984   Fosse Master Issuer plc (c)                        1.72 (d)   10/18/2054          9,129
    9,568   GE Equipment Small Ticket LLC (c)                  0.89        6/23/2014          9,589
    6,000   GE Equipment Small Ticket LLC (c)                  0.85       11/21/2014          6,015
    1,202   GE Equipment Transportation, LLC                   0.77       10/21/2013          1,202
   10,000   Gracechurch Mortgage Financing plc (c)             1.98 (d)   11/20/2056         10,219
   10,000   Hertz Vehicle Financing, LLC (c)                   5.93        3/25/2016         10,758
    8,644   Holmes Master Issuer plc (c)                       1.74 (d)   10/15/2054          8,737
    5,000   Holmes Master Issuer plc (c)                       1.89 (d)   10/21/2054          5,103
    1,616   John Deere Owner Trust                             0.38        3/15/2013          1,617
   11,000   John Deere Owner Trust                             0.59        6/16/2014         11,012
    2,355   MMAF Equipment Finance, LLC (c)                    0.90        4/15/2014          2,357

================================================================================

11  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$  10,000   Permanent Master Issuer plc (c)                    1.74% (d)   7/15/2042     $   10,135
   15,000   Permanent Master Issuer plc (c)                    1.89 (d)    7/15/2042         15,363
    1,583   Prestige Auto Receivables Trust "A" (c)            5.67        4/15/2017          1,600
    5,789   Prestige Auto Receivables Trust "B"                2.87        7/16/2018          5,897
    3,802   PSE & G Transition Funding, LLC                    6.61        6/15/2015          3,889
    4,150   Rental Car Finance Corp. (c)                       4.38        2/25/2016          4,314
    1,740   Santander Drive Auto Receivable Trust (c)          1.48        5/15/2017          1,745
    3,107   Santander Drive Auto Receivables Trust             1.20        4/15/2014          3,110
    3,700   SLM Student Loan Trust                             0.87 (d)   10/25/2038          2,966
    9,250   SLM Student Loan Trust                             0.55 (d)    1/25/2041          7,035
    6,000   Volvo Financial Equipment, LLC (c)                 0.75        7/15/2014          6,006
    3,184   Volvo Financial Equipment, LLC (c)                 2.99        5/15/2017          3,189
    5,000   Wheels SPV, LLC                                    1.47        3/20/2021          5,031
    2,000   Wheels SPV, LLC                                    1.81        3/20/2021          2,016
                                                                                         ----------
                                                                                            256,462
                                                                                         ----------
            Total Asset-Backed Securities (cost: $249,521)                                  256,462
                                                                                         ----------
            COMMERCIAL MORTGAGE SECURITIES (9.6%)

            COMMERCIAL MORTGAGE-BACKED SECURITIES (9.0%)
    3,319   Banc of America Commercial Mortgage, Inc.          4.65        9/11/2036          3,327
    5,125   Banc of America Commercial Mortgage, Inc.          4.99       11/10/2042          5,419
    5,000   Banc of America Commercial Mortgage, Inc.          5.81        7/10/2044          5,192
    6,683   Banc of America Commercial Mortgage, Inc.          5.72        5/10/2045          7,075
    7,000   Banc of America Commercial Mortgage, Inc.          5.33       10/10/2045          7,329
    5,008   Bear Stearns Commercial Mortgage
               Securities, Inc. (c)                            6.00        6/16/2030          5,105
    7,337   Bear Stearns Commercial Mortgage
               Securities, Inc.                                5.46        3/11/2039          7,695
    4,620   Bear Stearns Commercial Mortgage
               Securities, Inc.                                5.00        3/13/2040          4,586
    8,000   Bear Stearns Commercial Mortgage
               Securities, Inc.                                4.99        9/11/2042          8,171
   10,000   Citigroup Commercial Mortgage Trust                5.40        7/15/2044         10,404
    5,000   Citigroup Commercial Mortgage Trust (c)            4.83        9/20/2051          5,077
   12,000   Commercial Mortgage Trust                          5.12        6/10/2044         13,326
    3,000   Credit Suisse Commercial Mortgage Trust            5.55        2/15/2039          3,175
    5,240   Credit Suisse First Boston Mortgage Capital        5.71        2/15/2039          5,387
    3,090   Credit Suisse First Boston Mortgage
               Securities Corp.                                4.81        2/15/2038          3,179
    8,700   Credit Suisse First Boston Mortgage
               Securities Corp.                                5.10        8/15/2038          9,109
   11,100   Credit Suisse First Boston Mortgage
               Securities Corp.                                5.23       12/15/2040         12,288
    5,000   GE Capital Commercial Mortgage Corp.               5.33        3/10/2044          4,548
    5,410   GE Capital Commercial Mortgage Corp.               5.34        3/10/2044          5,684
    4,000   GE Capital Commercial Mortgage Corp.               5.07        7/10/2045          4,230
   13,500   GS Mortgage Securities Corp. II                    5.62        4/10/2038         14,875
    3,000   GS Mortgage Securities Corp. II                    5.82        8/10/2038          2,665
   10,264   GS Mortgage Securities Corp. II                    4.78        7/10/2039         10,247
    6,000   GS Mortgage Securities Corp. II                    3.21        5/10/2045          6,507
    5,000   GS Mortgage Securities Corp. II                    3.38        5/10/2045          5,444
    5,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                4.84        7/15/2042          5,180
    6,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.00       10/15/2042          6,548
    6,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.04       10/15/2042          5,299
    6,234   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.49        4/15/2043          6,579
    3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.81        6/12/2043          3,460
   10,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.34       12/15/2044         11,231

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   6,328   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.88%       4/15/2045     $    6,722
    5,697   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                4.82        5/15/2045          6,343
    4,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.48        5/15/2045          3,833
   10,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                4.27        6/15/2045         11,091
    3,323   J.P. Morgan Chase Commercial Mortgage
               Securities Corp. (c)                            1.87        2/15/2046          3,385
      971   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                4.63        3/15/2046            974
   10,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.37        5/15/2047         10,450
   10,000   LB-UBS Commercial Mortgage Trust                   4.95        9/15/2030         11,016
    5,000   LB-UBS Commercial Mortgage Trust                   5.38       11/15/2038          5,399
    5,527   LB-UBS Commercial Mortgage Trust                   5.40        9/15/2039          5,931
    9,450   LB-UBS Commercial Mortgage Trust                   5.32       11/15/2040          9,957
    5,253   Merrill Lynch Mortgage Trust                       5.02        7/12/2038          5,464
   10,643   Merrill Lynch Mortgage Trust                       5.14        7/12/2038         10,982
    5,204   Morgan Stanley Capital I, Inc.                     5.97        8/12/2041          5,468
    5,350   Morgan Stanley Capital I, Inc.                     5.17        1/14/2042          5,776
    8,504   Morgan Stanley Capital I, Inc.                     5.69        7/12/2044          8,700
    2,406   Morgan Stanley Capital I, Inc.                     4.85        6/12/2047          2,485
    4,677   Morgan Stanley Capital I, Inc.                     5.17       10/12/2052          4,817
    5,000   Morgan Stanley Capital I, Inc.                     4.66        7/15/2056          5,254
    5,000   Timberstar Trust (c)                               5.88       10/15/2036          5,469
    8,000   UBS Commercial Mortgage Trust                      4.06        5/10/2045          8,663
   10,000   UBS Commercial Mortgage Trust                      5.01        5/10/2045         11,017
   10,000   Wachovia Bank Commercial Mortgage Trust            5.08        3/15/2042         10,902
    5,073   Wachovia Bank Commercial Mortgage Trust            4.81        4/15/2042          5,294
    1,618   Wachovia Bank Commercial Mortgage Trust            5.58        3/15/2045          1,660
   10,000   Wachovia Bank Commercial Mortgage Trust            4.09        6/15/2045         11,000
    4,850   Wachovia Bank Commercial Mortgage Trust            5.57       10/15/2048          5,599
                                                                                         ----------
                                                                                            391,992
                                                                                         ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.6%)
   50,271   Commercial Mortgage Pass-Through
               Certificates, acquired 5/22/2012; cost
                  $6,968(g)                                    2.45        5/15/2045          7,110
   40,738   GS Mortgage Securities Corp. II, acquired
               5/18/2012; cost $6,224(g)                       2.63        5/10/2045          6,286
   64,672   UBS Commercial Mortgage Trust, acquired
               9/26/2012; cost $9,963(c),(g)                   2.56        5/10/2045          9,936
   36,012   Wells Fargo Commercial Mortgage Trust,
               acquired 9/21/2012; cost $4,996(c),(g)          2.17       10/15/2045          4,996
                                                                                         ----------
                                                                                             28,328
                                                                                         ----------
            Total Commercial Mortgage Securities (cost: $391,373)                           420,320
                                                                                         ----------

            U.S. GOVERNMENT AGENCY ISSUES (4.7%)(j)

            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.7%)
   64,005   Freddie Mac (+)                                    1.47        1/25/2022          6,555
   99,930   Freddie Mac (+)                                    1.48        5/25/2040         10,875
   75,700   Freddie Mac (+)(b)                                 1.52        6/25/2022          8,543
   71,459   Freddie Mac (+)                                    1.55        3/25/2019          5,955
                                                                                         ----------
                                                                                             31,928
                                                                                         ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (3.7%)
    7,784   Fannie Mae (+)                                     5.00        6/01/2033          8,526
    2,994   Fannie Mae (+)                                     5.50        7/01/2021          3,259
    8,591   Fannie Mae (+)                                     5.50        9/01/2035          9,785

================================================================================

13  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   3,452   Fannie Mae (+)                                     5.50%      10/01/2035     $    3,847
    2,985   Fannie Mae (+)                                     5.50        1/01/2036          3,292
    5,398   Fannie Mae (+)                                     5.50        4/01/2036          5,954
    4,724   Fannie Mae (+)                                     5.50        2/01/2037          5,187
    5,505   Fannie Mae (+)                                     5.50        3/01/2037          6,136
    3,212   Fannie Mae (+)                                     5.50       11/01/2037          3,523
   10,838   Fannie Mae (+)                                     5.50        5/01/2038         11,888
    6,563   Fannie Mae (+)                                     6.00        5/01/2036          7,293
    4,985   Fannie Mae (+)                                     6.00        6/01/2036          5,582
    7,287   Fannie Mae (+)                                     6.00        8/01/2037          8,223
      786   Fannie Mae (+)                                     6.50        4/01/2031            929
        7   Fannie Mae (+)                                     6.50        7/01/2031              9
    1,422   Fannie Mae (+)                                     6.50        3/01/2032          1,638
       42   Fannie Mae (+)                                     7.00       10/01/2022             49
       16   Fannie Mae (+)                                     7.00        3/01/2023             18
      103   Fannie Mae (+)                                     7.00        4/01/2023            120
   24,158   Freddie Mac (+)                                    3.50        5/01/2042         25,727
    1,461   Freddie Mac (+)                                    5.00        6/01/2020          1,589
    3,580   Freddie Mac (+)                                    5.00        1/01/2021          3,885
    4,129   Freddie Mac (+)                                    5.50       11/01/2020          4,501
      969   Freddie Mac (+)                                    5.50       12/01/2020          1,057
    3,500   Freddie Mac (+)                                    5.50       12/01/2035          3,854
    3,516   Freddie Mac (+)                                    5.50        4/01/2036          3,833
    7,037   Government National Mortgage Assn. I               5.00        8/15/2033          7,779
      122   Government National Mortgage Assn. I               6.00        8/15/2028            138
    3,505   Government National Mortgage Assn. I               6.00        9/15/2028          3,981
      433   Government National Mortgage Assn. I               6.00        9/15/2028            493
      478   Government National Mortgage Assn. I               6.00        9/15/2028            544
      957   Government National Mortgage Assn. I               6.00       10/15/2028          1,100
       73   Government National Mortgage Assn. I               6.00        1/15/2029             83
      270   Government National Mortgage Assn. I               6.00        1/15/2029            307
      467   Government National Mortgage Assn. I               6.00        1/15/2029            532
      702   Government National Mortgage Assn. I               6.00        1/15/2033            801
       20   Government National Mortgage Assn. I               6.50        6/15/2023             24
      244   Government National Mortgage Assn. I               6.50        7/15/2023            281
       44   Government National Mortgage Assn. I               6.50        7/15/2023             50
       93   Government National Mortgage Assn. I               6.50        9/15/2023            107
      289   Government National Mortgage Assn. I               6.50       10/15/2023            331
       44   Government National Mortgage Assn. I               6.50       10/15/2023             50
      255   Government National Mortgage Assn. I               6.50       10/15/2023            294
      312   Government National Mortgage Assn. I               6.50       12/15/2023            359
      623   Government National Mortgage Assn. I               6.50       12/15/2023            716
      110   Government National Mortgage Assn. I               6.50        1/15/2024            126
      273   Government National Mortgage Assn. I               6.50        2/15/2024            315
      122   Government National Mortgage Assn. I               6.50        4/15/2026            140
      662   Government National Mortgage Assn. I               6.50        5/15/2028            747
    1,461   Government National Mortgage Assn. I               6.50       10/15/2031          1,729
       53   Government National Mortgage Assn. I               7.00        5/15/2023             62
       83   Government National Mortgage Assn. I               7.00        5/15/2023             97
       75   Government National Mortgage Assn. I               7.00        5/15/2023             87
       75   Government National Mortgage Assn. I               7.00        5/15/2023             88
      180   Government National Mortgage Assn. I               7.00        6/15/2023            210
      141   Government National Mortgage Assn. I               7.00        6/15/2023            164
       37   Government National Mortgage Assn. I               7.00        8/15/2023             43
       67   Government National Mortgage Assn. I               7.00        8/15/2023             78
      258   Government National Mortgage Assn. I               7.00        8/15/2023            301
      400   Government National Mortgage Assn. I               7.00        8/15/2023            466
      111   Government National Mortgage Assn. I               7.00        9/15/2023            130
       60   Government National Mortgage Assn. I               7.00        1/15/2026             71
       21   Government National Mortgage Assn. I               7.00        3/15/2026             25
       33   Government National Mortgage Assn. I               7.00        3/15/2026             40
      430   Government National Mortgage Assn. I               7.00       10/15/2027            522
      222   Government National Mortgage Assn. I               7.00        6/15/2029            265
      533   Government National Mortgage Assn. I               7.00        6/15/2029            638
      157   Government National Mortgage Assn. I               7.00        7/15/2029            188

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$     389   Government National Mortgage Assn. I               7.00%       8/15/2031     $      463
      204   Government National Mortgage Assn. I               7.00        7/15/2032            243
      300   Government National Mortgage Assn. I               7.50        7/15/2023            351
      353   Government National Mortgage Assn. I               7.50        6/15/2026            423
      146   Government National Mortgage Assn. I               7.50        6/15/2026            176
      204   Government National Mortgage Assn. I               7.50        7/15/2026            243
      217   Government National Mortgage Assn. I               7.50        5/15/2027            262
      307   Government National Mortgage Assn. I               7.50        2/15/2028            369
      258   Government National Mortgage Assn. I               7.50       12/15/2028            312
      264   Government National Mortgage Assn. I               7.50        8/15/2029            321
    1,606   Government National Mortgage Assn. II              5.50        4/20/2033          1,788
    1,486   Government National Mortgage Assn. II              6.00        8/20/2032          1,702
    1,024   Government National Mortgage Assn. II              6.00        9/20/2032          1,172
      429   Government National Mortgage Assn. II              6.50        8/20/2031            497
                                                                                         ----------
                                                                                            162,528
                                                                                         ----------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.3%)
   10,000   Totem Ocean Trailer Express, Inc., Title XI        6.37        4/15/2028         12,020
                                                                                         ----------
            Total U.S. Government Agency Issues (cost: $188,104)                            206,476
                                                                                         ----------
            U.S. TREASURY SECURITIES (12.0%)

            BONDS (2.3%)
   40,000   2.75%, 8/15/2042                                                                 39,194
   30,000   3.88%, 8/15/2040                                                                 36,525
   20,000   4.25%, 11/15/2040                                                                25,875
                                                                                         ----------
                                                                                            101,594
                                                                                         ----------
            INFLATION-INDEXED NOTES (1.7%)
   54,989   2.38%, 1/15/2025                                                                 75,321
                                                                                         ----------
            NOTES (8.0%)
   20,000   1.63%, 8/15/2022                                                                 19,894
   25,000   2.00%, 2/15/2022                                                                 25,893
   25,000   2.63%, 8/15/2020                                                                 27,480
   55,000   2.63%, 11/15/2020                                                                60,423
   25,000   3.38%, 11/15/2019                                                                28,810
   75,000   3.50%, 5/15/2020                                                                 87,316
   85,000   3.63%, 2/15/2020                                                                 99,550
                                                                                         ----------
                                                                                            349,366
                                                                                         ----------
            Total U.S. Treasury Securities (cost: $453,892)                                 526,281
                                                                                         ----------

            MUNICIPAL BONDS (7.0%)

            AIRPORT/PORT (0.7%)
    5,000   Chicago O'Hare International Airport               5.00        1/01/2021          5,896
   12,570   Dallas-Fort Worth International Airport
               Facilities                                      4.00       11/01/2021         13,867
    2,265   Dallas-Fort Worth International Airport
               Facilities                                      4.44       11/01/2021          2,504
    2,385   Port of Seattle                                    3.00        8/01/2015          2,520
    4,350   Port of Seattle                                    4.00        8/01/2016          4,813
                                                                                         ----------
            Total Airport/Port                                                               29,600
                                                                                         ----------

            APPROPRIATED DEBT (1.1%)
    5,000   Kannapolis Ltd.                                    7.28        3/01/2027          5,499
   10,000   Miami-Dade County School Board                     5.38        5/01/2031         11,733
    1,610   New Jersey EDA                                     5.18       11/01/2015          1,658
    6,000   Palm Beach County School Board                     5.40        8/01/2025          7,029
      850   Placentia Yorba Linda USD                          5.40        8/01/2021            977


================================================================================

15  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$  20,000   Univ. of California                                0.80%       7/01/2041(k)  $   20,039
                                                                                         ----------
                                                                                             46,935
                                                                                         ----------
            CASINOS & GAMING (0.1%)
    5,000   Mashantucket (Western) Pequot Tribe (c),(h)        5.91        9/01/2021          3,358
                                                                                         ----------
            COMMUNITY SERVICE (0.1%)
    2,750   Art Institute of Chicago (i)                       3.23        3/01/2022          2,744
                                                                                         ----------
            EDUCATION (0.6%)
    2,000   Austin Texas Community College District Public
               Auth.                                           6.91        8/01/2035          2,771
   10,000   New Jersey EDA                                     1.39 (d)    6/15/2013         10,025
   10,000   New Jersey EDA                                     5.25        9/01/2022         12,292
    2,000   Torrance USD                                       5.52        8/01/2021          2,390
                                                                                         ----------
                                                                                             27,478
                                                                                         ----------
            ELECTRIC UTILITIES (0.4%)
    4,000   Appling County Dev. Auth.                          2.50        1/01/2038(k)       4,025
    5,000   Burke County Dev. Auth.                            1.25        1/01/2052(k)       5,052
    5,000   Farmington Pollution Control                       2.88        9/01/2024(k)       5,104
    2,500   West Virginia EDA                                  2.25 (d)    1/01/2041(k)       2,523
                                                                                         ----------
                                                                                             16,704
                                                                                         ----------
            ELECTRIC/GAS UTILITIES (0.4%)
   10,000   Long Island Power Authority                        5.25        5/01/2022         11,387
    2,795   North Carolina Eastern Municipal Power Agency      5.55        1/01/2013          2,811
    5,000   Piedmont Municipal Power Agency                    4.34        1/01/2017          5,136
                                                                                         ----------
                                                                                             19,334
                                                                                         ----------
            ENVIRONMENTAL & FACILITIES SERVICES (1.0%)
   10,000   California Pollution Control Financing Auth. (e)   0.65 (d)    8/01/2023(k)      10,000
    5,000   Indiana State Finance Auth. "A"                    0.65        5/01/2034(k)       5,000
    3,500   Kentucky Economic Dev. Finance Auth.               0.65        4/01/2031(k)       3,500
    4,000   Maricopa County IDA                                2.63       12/01/2031(k)       4,115
    2,375   Miami-Dade County IDA                              2.63        8/01/2023(k)       2,439
    8,500   Mission EDC                                        3.75       12/01/2018(k)       9,059
    8,270   New Jersey EDA                                     2.20       11/01/2013          8,399
                                                                                         ----------
                                                                                             42,512
                                                                                         ----------
            ESCROWED BONDS (0.0%)
    1,000   New Jersey Turnpike Auth. (INS)(PRE)               4.25        1/01/2016          1,062
                                                                                         ----------
            GENERAL OBLIGATION (0.9%)
    1,250   City and County of Honolulu (b)                    2.51       11/01/2022          1,272
    5,000   City and County of Honolulu (b)                    2.51       11/01/2022          5,076
      900   City and County of Honolulu (b)                    2.81       11/01/2023            913
      730   City and County of Honolulu (b)                    2.91       11/01/2024            742
      680   City and County of Honolulu (b)                    3.06       11/01/2025            690
      775   City and County of Honolulu (b)                    3.16       11/01/2026            786
      625   City and County of Honolulu (b)                    3.26       11/01/2027            635
      690   City and County of Honolulu (b)                    3.36       11/01/2028            699
    1,250   Las Virgenes USD                                   5.54        8/01/2025          1,479
    2,200   Marin County (INS)                                 4.89        8/01/2016          2,466
   10,000   Nassau County                                      1.50        4/01/2013         10,019
    2,000   Stata of Mississippi                               3.03       12/01/2025          2,064
    1,800   State of Mississippi                               2.83       12/01/2024          1,855
   10,000   Washington                                         5.25        2/01/2036         11,797
                                                                                         ----------
                                                                                             40,493
                                                                                         ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            HOSPITAL (0.3%)
  $10,000   Rochester Health Care Facilities                   4.50%      11/15/2038(k)  $   12,148
                                                                                         ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.5%)
    3,320   New Jersey Transportation Trust Fund Auth.         5.50       12/15/2022          4,240
    5,000   New York City Transitional Finance Auth.           5.00        2/01/2035          5,827
    5,000   Orange County                                      0.90        5/01/2013          5,012
    5,000   Transportation Trust Fund Auth. (INS)              5.25       12/15/2022          6,273
                                                                                         ----------
                                                                                             21,352
                                                                                         ----------
            TOLL ROADS (0.4%)
   15,540   New Jersey Turnpike Auth. (INS)                    4.25        1/01/2016         16,301
    3,000   North Texas Tollway Auth.                          5.00        9/01/2031          3,517
                                                                                         ----------
                                                                                             19,818
                                                                                         ----------
            WATER/SEWER UTILITY (0.5%)
    5,000   Houston Utility System                             5.00       11/15/2033          5,820
   10,825   New York Municipal Water Finance Auth.             5.25        6/15/2040         12,612
    2,500   Tohopekaliga Water Auth.                           5.25       10/01/2036          2,908
                                                                                         ----------
                                                                                             21,340
                                                                                         ----------
            Total Municipal Bonds (cost: $283,655)                                          304,878
                                                                                         ----------

NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (3.7%)

            COMMON STOCKS (1.5%)

            CONSUMER STAPLES (0.1%)
            -----------------------
            HOUSEHOLD PRODUCTS (0.1%)
   45,000   Kimberly-Clark Corp.                                                              3,755
                                                                                         ----------

            ENERGY (0.2%)
            -------------
            INTEGRATED OIL & GAS (0.2%)
   50,000   Chevron Corp.                                                                     5,511
   80,000   Royal Dutch Shell plc "A" ADR                                                     5,478
                                                                                         ----------
                                                                                             10,989
                                                                                         ----------
            Total Energy                                                                     10,989
                                                                                         ----------

            FINANCIALS (0.3%)
            -----------------
            DIVERSIFIED BANKS (0.2%)
   50,000   Bank of Montreal                                                                  2,956
   50,000   Canadian Imperial Bank of Commerce                                                3,929
                                                                                         ----------
                                                                                              6,885
                                                                                         ----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
  400,000   People's United Financial, Inc.                                                   4,812
                                                                                         ----------
            Total Financials                                                                 11,697
                                                                                         ----------
            HEALTH CARE (0.3%)
            ------------------
            PHARMACEUTICALS (0.3%)
  185,000   Bristol-Myers Squibb Co.                                                          6,152

================================================================================

17  | USAA Income Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
  140,000   Merck & Co., Inc.                                                            $    6,388
                                                                                         ----------
                                                                                             12,540
                                                                                         ----------
            Total Health Care                                                                12,540
                                                                                         ----------
            INDUSTRIALS (0.1%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.1%)
  150,000   General Electric Co.                                                              3,159
                                                                                         ----------
            INFORMATION TECHNOLOGY (0.1%)
            -----------------------------
            SEMICONDUCTORS (0.1%)
  125,000   Intel Corp.                                                                       2,703
                                                                                         ----------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
  270,000   AT&T, Inc.                                                                        9,339
                                                                                         ----------
            UTILITIES (0.2%)
            ----------------
            ELECTRIC UTILITIES (0.1%)
  130,000   Southern Co.                                                                      6,089
                                                                                         ----------
            MULTI-UTILITIES (0.1%)
  200,000   CMS Energy Corp.                                                                  4,864
                                                                                         ----------
            Total Utilities                                                                  10,953
                                                                                         ----------
            Total Common Stocks (cost: $55,537)                                              65,135
                                                                                         ----------

PRINCIPAL
AMOUNT
$(000)/
SHARES
---------------------------------------------------------------------------------------------------
            PREFERRED SECURITIES (2.2%)

            CONSUMER STAPLES (0.2%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.2%)
   70,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(c)        7,155
                                                                                         ----------
            FINANCIALS (1.8%)
            -----------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
   80,000   Citigroup Capital XIII Trust, 7.88%, cumulative redeemable                        2,198
                                                                                         ----------
            REINSURANCE (0.1%)
   $5,000   Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(c)                           5,220
                                                                                         ----------
            REITs - INDUSTRIAL (0.6%)
  120,000   ProLogis, Inc., Series O, 7.00%, cumulative redeemable, perpetual                 3,045
   18,000   ProLogis, Inc., Series P, 6.85%, cumulative redeemable, perpetual                   458
  344,500   ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual                21,467
                                                                                         ----------
                                                                                             24,970
                                                                                         ----------
            REITs - OFFICE (0.1%)
  200,000   Commonwealth REIT, Series E, 7.25%, cumulative redeemable, perpetual              5,356
                                                                                         ----------
            REITs - RESIDENTIAL (0.6%)
  142,500   Equity Residential Properties Trust, depositary shares, Series K, 8.29%,
               cumulative redeemable, perpetual                                               9,686
  250,000   Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual         17,147
                                                                                         ----------
                                                                                             26,833
                                                                                         ----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            REITs - RETAIL (0.1%)
  201,500   Weingarten Realty Investors, depositary shares, Series D, 6.75%,
               cumulative redeemable, perpetual                                         $     5,111
                                                                                        -----------
            REITs - SPECIALIZED (0.2%)
  350,000   Public Storage, Inc., Series Z, 6.25%, cumulative redeemable, perpetual           9,034
                                                                                        -----------
            Total Financials                                                                 78,722
                                                                                        -----------
            INDUSTRIALS (0.1%)
            ------------------
            OFFICE SERVICES & SUPPLIES (0.1%)
    5,000   Pitney Bowes International Holdings, Series F, 6.13%, cumulative
               redeemable, perpetual(c)                                                       4,568
                                                                                        -----------
            UTILITIES (0.1%)
            ----------------
            ELECTRIC UTILITIES (0.1%)
   50,000   Southern California Edison, Series D, 6.50%, cumulative redeemable,
               perpetual                                                                      5,400
                                                                                        -----------
            Total Preferred Securities (cost: $81,052)                                       95,845
                                                                                        -----------
            Total Equity Securities (cost: $136,589)                                        160,980
                                                                                        -----------

PRINCIPAL
AMOUNT                                                       COUPON
(000)                                                          RATE         MATURITY
---------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (0.2%)

            COMMERCIAL PAPER (0.1%)

            ENERGY (0.1%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
   $6,818   Apache Corp. (c),(l)                               0.36%      11/01/2012          6,818
                                                                                        -----------
            VARIABLE-RATE DEMAND NOTES (0.1%)

            INDUSTRIALS (0.1%)
            ------------------
            AIRPORT SERVICES (0.1%)
    2,770   Metropolitan Nashville Airport Auth. (LOC -
               Regions Bank)                                   2.16        4/01/2030          2,770
                                                                                        -----------
            MUNICIPAL BONDS (0.0%)
            ----------------------
            MULTIFAMILY HOUSING (0.0%)
    1,750   Housing Finance Commission (LOC - HSH
               Nordbank A.G.)                                  1.75        3/01/2036          1,750
                                                                                        -----------
            Total Variable-Rate Demand Notes                                                  4,520
                                                                                        -----------
            Total Money Market Instruments (cost: $11,338)                                   11,338
                                                                                        -----------

            TOTAL INVESTMENTS (COST: $4,015,676)                                        $ 4,379,020
                                                                                        ===========

================================================================================

19  | USAA Income Fund

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                              TOTAL
----------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                        $--        $1,602,129        $30,796       $1,632,925
  Eurodollar And Yankee Obligations             --           859,360             --          859,360
  Asset-Backed Securities                       --           256,462             --          256,462
  Commercial Mortgage Securities                --           420,320             --          420,320
  U.S. Government Agency Issues                 --           206,476             --          206,476
  U.S. Treasury Securities                 526,281                --             --          526,281
  Municipal Bonds                               --           302,134          2,744          304,878
Equity Securities:
  Common Stocks                             65,135                --             --           65,135
  Preferred Securities                          --            95,845             --           95,845
Money Market Instruments:
  Commercial Paper                              --             6,818             --            6,818
  Variable-Rate Demand Notes                    --             4,520             --            4,520
----------------------------------------------------------------------------------------------------
Total                                     $591,416        $3,754,064        $33,540       $4,379,020
----------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                           CORPORATE OBLIGATIONS
--------------------------------------------------------------------------------
Balance as of July 31, 2012                                                   $-
Purchases                                                                 13,288
Sales                                                                       (161)
Transfers into Level 3                                                    20,094
Transfers out of Level 3                                                       -
Net realized gain (loss)                                                       -
Change in net unrealized appreciation/depreciation                           319
--------------------------------------------------------------------------------
Balance as of October 31, 2012                                           $33,540
--------------------------------------------------------------------------------

For the period of August 1, 2012, through October 31, 2012, corporate obligations with a fair value of $20,094,000 were transferred from Level 2 to Level 3. Due to an assessment of events at the end of the reporting period:
These securities had a single broker quote provided to the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), and Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment only through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

21  | USAA Income Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all preferred securities, certain bonds valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

23  | USAA Income Fund

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of October 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2012, were $380,576,000 and $17,232,000, respectively, resulting in net unrealized appreciation of $363,344,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $4,374,310,000 at October 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 19.9% of net assets at October 31, 2012.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR         American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
            dollars.
EDA         Economic Development Authority
EDC         Economic Development Corp.
IDA         Industrial Development Authority/Agency
PRE         Prerefunded to a date prior to maturity
REIT        Real estate investment trust
Title XI    The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.
USD         Unified School District

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the government of Denmark.

================================================================================

25  | USAA Income Fund

================================================================================

SPECIFIC NOTES

(a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) At October 31, 2012, the aggregate market value of securities purchased on a delayed-delivery basis was $40,958,000, which included when-issued basis securities of $19,356,000.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2012.
(e) At October 31, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2012, was $29,809,000, which represented 0.7% of the Fund's net assets.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
(i) Security was fair valued at October 31, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(j) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

================================================================================

                                         Notes to Portfolio of Investments |  26

================================================================================

(k) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(l) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================

27  | USAA Income Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.













SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     12/19/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/19/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/19/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.